CAPITAL STOCK	12 Months Ended
Dec. 31, 2022
Capital Stock [Abstract]
CAPITAL STOCK [Text Block]

15.  CAPITAL STOCK

Authorized shares

The Company's authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.

Issued and outstanding

As of December 31, 2022, the Company had 147,156,264 common shares and no preferred shares outstanding.

In 2022, the Company issued 1,507,500 common shares at prices ranging from C$1.84 per share to C$8.24 per share for gross proceeds of $2,467 upon the exercise of stock options.

In 2021, the Company completed a prospectus offering of 15,007,500 common shares at a price of US$9.20 per common share for gross proceeds of $138,069. The Company incurred $6,645 of related capital stock issue costs. The Company also issued 1,311,633 common shares at prices ranging from C$1.88 per share to C$8.24 per share for gross proceeds of $2,754 upon the exercise of stock options.

Stock options

During 2022, the Company's Board of Directors, shareholders, and the TSX approved a new stock option plan (the "New SOP") and as such it was adopted by the Company replacing the old Stock Option Plan. Like the old Stock Option Plan, the New SOP is a "rolling 5.5%" plan which authorizes the grant of stock options to directors, officers, employees, and consultants, enabling them to acquire common shares of the Company to a maximum of 5.5% of the then issued and outstanding common shares.

A summary of the Company's stock option transactions during the year is as follows:

	2022		2021
	Number of	Weighted average	Number of	Weighted average
	options	exercised price (C$)	options	exercised price (C$)
Outstanding, beginning of year	6,216,700	$6.37	6,031,500	$4.55
Granted	944,500	8.86	1,562,500	10.36
Exercised*	(1,507,500)	2.13	(1,311,633)	2.63
Forfeited	(93,250)	10.66	(65,667)	8.80
Outstanding, end of year	5,560,450	$7.87	6,216,700	$6.37

*During 2022, the weighted average market value of the Company's shares at the dates of exercise was C$9.14 (2021 - C$11.04).

During 2022, the Company granted 944,500 (2021 - 1,562,500) stock options to certain employees, a consultant, and directors with exercise prices ranging from C$7.31 to C$11.14 (2021 - C$9.79 to C$10.87) and expiring five years from the grant date. 157,000 options granted in 2022 to a consultant vest over a 32-month period with 50% of the options vesting after each of 20 months and 32 months after the grant date, respectively. The remaining options vest over a 3-year period with 1/3 of the options vesting after each of one year, two years, and three years after the grant date, respectively.

Stock options outstanding and exercisable as of December 31, 2022 are as follows:

		Options outstanding		Options exercisable
	Exercise	Number of shares	Remaining life	Number of shares
Expiry date	price (C$)	issuable on exercise	(years)	issuable on exercise
December 14, 2023	$3.24	1,235,000	0.95	1,235,000
May 30, 2024	$4.54	110,250	1.41	110,250
September 4, 2024	$8.21	836,250	1.68	836,250
December 19, 2024	$8.24	740,450	1.97	740,450
September 14, 2025	$12.53	125,000	2.71	83,333
November 11, 2025	$12.63	25,000	2.87	16,667
December 7, 2025	$11.22	50,000	2.94	33,333
February 25, 2026	$10.87	726,000	3.16	242,000
July 26, 2026	$9.97	91,000	3.57	30,333
August 3, 2026	$10.80	37,500	3.59	12,500
December 21, 2026	$9.79	639,500	3.98	213,167
April 1, 2027	$11.14	70,000	4.25	-
May 2, 2027	$9.69	157,000	4.34	-
July 11, 2027	$7.31	25,000	4.53	-
December 16, 2027	$8.50	692,500	4.96	-
		5,560,450		3,553,283

The weighted average remaining life of options outstanding is 2.62 years.

Share-based compensation

The fair value of options granted during 2022 and 2021 was estimated using the Black-Scholes Option Pricing Model using the following weighted average assumptions:

	2022	2021
Expected option life (years)	3.48	3.56
Expected volatility	55.35%	54.90%
Expected dividend yield	-	-
Risk-free interest rate	3.10%	0.72%
Expected forfeiture rate	1.00%	1.00%
Fair value per option (C$)	$3.72	$4.12
Total fair value	$2,701	$5,137
A summary of the Company's share-based compensation for options vested during the year, related to options granted between 2019 and 2022, is as follows:
	2022	2021
Share-based compensation expense	$1,029	$849
Share-based compensation recorded to inventories	589	-
Exploration and evaluation expenditures	277	290
Mineral property, plant, and equipment additions	1,048	1,392
Total share-based compensation on vested options	$2,943	$2,531

Share-based compensation expense
Share-based compensation expense - stock options	$1,029	$849
Share-based compensation expense - deferred share units	430	869
Share-based compensation expense - restricted share units	146	3
Share-based compensation expense - performance share units	261	-
Total, share-based compensation expense	$1,866	$1,721

Share-based payment reserve

The share-based payment reserve records items recognized as share-based compensation. At the time that stock options are exercised, the corresponding amount is reallocated to share capital or, if cancelled or expired, the corresponding amount is reallocated to deficit.

A summary of share-based payment reserve transactions is as follows:

	2022	2021
Balance, beginning of year	$9,782	$8,978
Share-based compensation, stock options	2,943	2,531
Stock options exercised, reallocated to capital stock	(1,608)	(1,619)
Stock options forfeited, reallocated to deficit	(172)	(108)
Balance, end of year	$10,945	$9,782

DSUs

A summary of the Company's DSU transactions, shown in number of DSUs, during the year is as follows:

	2022	2021
Outstanding, beginning of year	156,500	33,500
Granted(1)	96,000	123,000
Vested and settled in cash(2)	(24,500)	-
Outstanding, end of year	228,000	156,500

(1) All DSUs were granted to independent directors of the Company.

(2) During 2022, 24,500 DSUs settled in cash totalling $218.

Share-based compensation expense and accrued DSU liability

The following table summarizes the change in the accrued DSU liability:

	2022	2021
Outstanding, beginning of year	$1,234	$373
Settlement of DSUs during the year	(218)	-
Change in accrued DSU liability(1)	430	869
Effect of foreign currency translation	(82)	(8)
Outstanding, end of year(2)	$1,364	$1,234

(1) Change in accrued DSU liability was recorded as share-based compensation expense.

(2) As at December 31, 2022, the market value of the Company's common shares was C$8.10 (2021 - C$10.00).

RSUs

A summary of the Company's RSU transactions, shown in number of RSUs, during the year is as follows:

	2022	2021
Outstanding, beginning of year	83,500	-
Granted(1)(2)	195,500	83,500
Vested and settled in cash	(27,002)	-
Forfeited	(2,500)	-
Outstanding, end of year	249,498	83,500

(1) RSUs were granted to certain employees, consultants, and officers of the Company.

(2) During 2022, 13,000 RSUs were granted to a consultant and vest over a 32-month period with 50% of the RSUs vesting after each of 20 months and 32 months after the grant date respectively. The remaining RSUs granted during 2022 vest over a 3-year period with 1/3 of the RSUs vesting after each of one year, two years, and three years after the grant date, respectively.

The following table summarizes the change in the accrued RSU liability:

	2022	2021
Outstanding, beginning of year	$11	$-
Settlement of RSUs during the year	(175)	-
Liability of forfeited RSUs(1)	(6)	-
Change in accrued RSU liability(1)	435	11
Effect of foreign currency translation	(11)	-
Outstanding, end of year(2)	$254	$11

(1) During 2022, the Company recorded net share-based compensation of $429 (2021 - $11), including an expense of $146 (2021 - $3), inventories costs of $115 (2021 - $Nil), exploration and evaluation expenditures of $38 (2021 - $2), and mineral property, plant, and equipment of $130 (2021 - $6).

(2) As at December 31, 2022, the market value of the Company's common shares was C$8.10 (2021 - C$10.00).

PSUs

During 2022, the Company issued 173,750 (2021 - Nil) PSUs to executive officers of the Company, with 82,500 PSUs being in relation to the completion of construction of the Las Chispas Mine, to vest on June 1, 2023. The remaining 91,250 PSUs were granted as part of executive officers long-term incentive plans and the performance and vesting conditions of these PSUs is to be determined by the Board of Directors.

The following table summarizes the change in the accrued PSU liability:

2022
Outstanding, beginning of year	$-
Share-based compensation for PSUs(1)	795
Effect of foreign currency translation	(31)
Outstanding, end of year(2)	$764

(1) During 2022, the Company recorded share-based compensation of $795, including an expense of $261, inventories costs of $383, exploration and evaluation expenditures of $22 and mineral property, plant, and equipment of $129.

(2) As at December 31, 2022, the market value of the Company's common shares was C$8.10.